Note 16 - Commitments and Contingencies (Details Textual) $ in Millions	12 Months Ended
Sep. 30, 2022 USD ($)
Long-Term Purchase Commitment, Amount	$ 2,107.1
Capital Committed to Contribute to Partnership	10.0
Contributed Capital, Total	1.9
Spire Missouri [Member]
Long-Term Purchase Commitment, Amount	1,224.7
Spire Alabama Inc [Member]
Long-Term Purchase Commitment, Amount	$ 723.1